Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Successor [Member]
Schedule of Estimated Useful Life Property, Plant and Equipment

Depreciation of property, plant and equipment is calculated using the straight-line method over the asset’s estimated useful life as follows:

Buildings and leasehold improvements	5 to 25 years or the estimated lease period, whichever is shorter
Drilling rigs, plant and equipment	3 to 15 years
Furniture and fixtures	5 years
Office equipment and tools	3 to 6 years
Vehicles and cranes	5 to 8 years